Property, Plant and Equipment - Summary of adoption of IFRS 16, the Company recognized right-of-use assets at an amount equal to the lease liability (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Transfers to assets held for sale	$ 313
Balance	26,575
Balance	26,575
IFRS 16 [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	26,575
Additions	2,332
Write-offs	(21)
Transfers	126
Transfers to assets held for sale	(1,339)
Depreciation, amortization and depletion	(5,019)
Impairment recognition	(161)
Cumulative translation adjustment	(905)
Balance	21,588
Without contractual readjustment clauses	(2,615)
Balance	26,575
IFRS 16 [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	26,440
Balance	26,440
IFRS 16 [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	(4,852)
Balance	(4,852)
IFRS 16 [Member] | Platforms [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	15,111
Additions	881
Transfers to assets held for sale	(1,037)
Depreciation, amortization and depletion	(2,230)
Cumulative translation adjustment	(529)
Balance	12,196
Without contractual readjustment clauses	(624)
Balance	15,111
IFRS 16 [Member] | Platforms [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	14,378
Balance	14,378
IFRS 16 [Member] | Platforms [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	(2,182)
Balance	(2,182)
IFRS 16 [Member] | Vessels [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	9,775
Additions	1,412
Write-offs	(11)
Depreciation, amortization and depletion	(2,489)
Cumulative translation adjustment	(352)
Balance	8,335
Without contractual readjustment clauses	(1,942)
Balance	9,775
IFRS 16 [Member] | Vessels [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	10,698
Balance	10,698
IFRS 16 [Member] | Vessels [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	(2,363)
Balance	(2,363)
IFRS 16 [Member] | Properties [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	798
Additions	27
Write-offs	(4)
Depreciation, amortization and depletion	(101)
Cumulative translation adjustment	(29)
Balance	691
Balance	798
IFRS 16 [Member] | Properties [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	778
Balance	778
IFRS 16 [Member] | Properties [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	(87)
Balance	(87)
IFRS 16 [Member] | Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	891
Additions	12
Write-offs	(6)
Transfers	126
Transfers to assets held for sale	(302)
Depreciation, amortization and depletion	(199)
Impairment recognition	(161)
Cumulative translation adjustment	5
Balance	366
Without contractual readjustment clauses	(49)
Balance	891
IFRS 16 [Member] | Other assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	586
Balance	586
IFRS 16 [Member] | Other assets [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	(220)
Balance	(220)
IFRS 16 [Member] | Foreign countries [member]
Disclosure of quantitative information about right-of-use assets [line items]
With contractual readjustment clauses – abroad	(1,663)
IFRS 16 [Member] | Foreign countries [member] | Platforms [Member]
Disclosure of quantitative information about right-of-use assets [line items]
With contractual readjustment clauses – abroad	(1,547)
IFRS 16 [Member] | Foreign countries [member] | Vessels [Member]
Disclosure of quantitative information about right-of-use assets [line items]
With contractual readjustment clauses – abroad	(113)
IFRS 16 [Member] | Foreign countries [member] | Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
With contractual readjustment clauses – abroad	(3)
IFRS 16 [Member] | BRAZIL
Disclosure of quantitative information about right-of-use assets [line items]
With contractual readjustment clauses - Brazil	(574)
IFRS 16 [Member] | BRAZIL | Platforms [Member]
Disclosure of quantitative information about right-of-use assets [line items]
With contractual readjustment clauses - Brazil	(11)
IFRS 16 [Member] | BRAZIL | Vessels [Member]
Disclosure of quantitative information about right-of-use assets [line items]
With contractual readjustment clauses - Brazil	(308)
IFRS 16 [Member] | BRAZIL | Properties [Member]
Disclosure of quantitative information about right-of-use assets [line items]
With contractual readjustment clauses - Brazil	(87)
IFRS 16 [Member] | BRAZIL | Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
With contractual readjustment clauses - Brazil	$ (168)